Financial instruments and risk management - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	May 29, 2024
Concentration Risk [Line Items]
Derivative liability	$ 5,402,000	$ 0
Derivative asset	0	3,952,000
Allowance for credit loss, current	$ 0	0
MacKellar
Concentration Risk [Line Items]
Contingent consideration payments period	4 years
Minimum
Concentration Risk [Line Items]
Payment terms	15 days
Minimum | MacKellar
Concentration Risk [Line Items]
(Decrease) increase in forecasted net income at fair value of earn out liability	$ (4,583,000)
Maximum
Concentration Risk [Line Items]
Payment terms	60 days
Maximum | MacKellar
Concentration Risk [Line Items]
(Decrease) increase in forecasted net income at fair value of earn out liability	$ 4,583,000
Credit Facility
Concentration Risk [Line Items]
Outstanding balance, long-term debt	$ 174,200,000	395,800,000
Basis on variable rate, adjustment	1.00%
Corresponding change in annual interest expense	$ 1,700,000
Credit Facility | Credit facility | Revolver
Concentration Risk [Line Items]
Unused borrowing availability under the revolving facility	322,300,000	92,700,000
Unused borrowing availability under finance lease obligations	35,600,000	86,700,000
Interest Rate Swap
Concentration Risk [Line Items]
Unrealized loss	$ 9,354,000
Common stock, fair value per share (in usd per share)	$ 19.76
Derivative liability	$ 5,402,000
Derivative asset		3,952,000
Realized gain		$ 229,000
Interest Rate Swap | Agreements Mature on May 31, 2027
Concentration Risk [Line Items]
Common stock, authorized (in shares)			583,725
Common stock, par value (in CAD per share)			$ 26.73
Interest Rate Swap | Agreements Mature on September 31, 2027
Concentration Risk [Line Items]
Common stock, authorized (in shares)			250,000
Common stock, par value (in CAD per share)			$ 25.10